American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2026

Balanced Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 60.8%
Aerospace and Defense — 0.2%
Honeywell Aerospace, Inc.(1)	9,012	1,863,141
Air Freight and Logistics — 0.2%
FedEx Corp.	6,946	2,135,200
Automobiles — 0.5%
Tesla, Inc.(1)	15,504	4,825,000
Banks — 2.7%
Bank of America Corp.	139,975	8,671,451
JPMorgan Chase & Co.	23,240	8,175,600
Regions Financial Corp.	238,877	7,393,243
		24,240,294
Beverages — 0.4%
PepsiCo, Inc.	25,616	3,574,969
Biotechnology — 1.4%
AbbVie, Inc.	22,254	5,584,419
Gilead Sciences, Inc.	33,352	4,342,764
Vertex Pharmaceuticals, Inc.(1)	6,092	2,906,493
		12,833,676
Broadline Retail — 2.4%
Amazon.com, Inc.(1)	78,802	21,401,047
Building Products — 1.0%
Johnson Controls International PLC	31,432	4,609,817
Trane Technologies PLC	9,877	4,493,541
		9,103,358
Capital Markets — 1.9%
Ameriprise Financial, Inc.	6,270	3,422,417
Blackrock, Inc.	3,103	3,383,480
Goldman Sachs Group, Inc.	3,607	3,673,297
Intercontinental Exchange, Inc.	14,613	2,228,190
S&P Global, Inc.	10,307	4,245,762
		16,953,146
Chemicals — 0.9%
Ecolab, Inc.	11,269	3,128,612
Linde PLC	11,118	5,318,629
		8,447,241
Communications Equipment — 1.0%
Cisco Systems, Inc.	45,658	5,295,871
Motorola Solutions, Inc.	9,622	4,192,787
		9,488,658
Consumer Finance — 0.5%
American Express Co.	14,204	4,776,095
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	2,613	2,487,288
Sysco Corp.	48,220	4,110,273
		6,597,561
Containers and Packaging — 0.3%
Ball Corp.	42,581	2,763,507
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	37,685	1,764,035

Electric Utilities — 1.0%
NextEra Energy, Inc.	100,189	8,708,428
Electrical Equipment — 0.9%
Eaton Corp. PLC	11,170	4,637,784
GE Vernova, Inc.	3,828	3,790,830
		8,428,614
Electronic Equipment, Instruments and Components — 0.4%
Amphenol Corp., Class A	15,555	2,499,689
Coherent Corp.(1)	3,842	1,010,023
		3,509,712
Energy Equipment and Services — 0.8%
SLB Ltd.	145,289	7,204,881
Entertainment — 0.4%
Liberty Media Corp.-Liberty Formula One, Class C(1)	8,032	788,180
Netflix, Inc.(1)	43,736	3,136,309
		3,924,489
Financial Services — 1.6%
Mastercard, Inc., Class A	16,119	9,237,799
Visa, Inc., Class A	14,260	5,221,014
		14,458,813
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	29,959	2,107,915
Union Pacific Corp.	10,959	3,201,453
		5,309,368
Health Care Equipment and Supplies — 0.5%
IDEXX Laboratories, Inc.(1)	4,547	2,542,091
Intuitive Surgical, Inc.(1)	4,772	1,686,091
		4,228,182
Health Care Providers and Services — 1.4%
Cencora, Inc.	7,602	2,366,807
Cigna Group	15,464	4,315,229
McKesson Corp.	3,350	2,868,237
UnitedHealth Group, Inc.	8,281	3,431,646
		12,981,919
Health Care REITs — 0.7%
Welltower, Inc.	28,532	6,689,042
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(1)	6,656	1,008,517
Booking Holdings, Inc.	14,937	2,881,347
Marriott International, Inc., Class A	11,519	4,294,629
		8,184,493
Household Products — 0.9%
Church & Dwight Co., Inc.	26,246	2,593,367
Colgate-Palmolive Co.	19,869	1,814,040
Procter & Gamble Co.	23,761	3,433,227
		7,840,634
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	9,012	2,190,367
Industrial REITs — 0.7%
Prologis, Inc.	41,180	5,955,040
Insurance — 1.0%
Marsh & McLennan Cos., Inc.	12,099	2,295,059
MetLife, Inc.	45,366	4,361,034
Progressive Corp.	10,077	2,130,479
		8,786,572

Interactive Media and Services — 4.4%
Alphabet, Inc., Class A	94,939	33,810,626
Meta Platforms, Inc., Class A	10,078	5,610,523
		39,421,149
IT Services — 0.8%
International Business Machines Corp.	26,493	5,925,160
MongoDB, Inc.(1)	3,809	1,285,461
		7,210,621
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	13,906	1,924,173
Danaher Corp.	22,847	4,454,708
Thermo Fisher Scientific, Inc.	6,667	3,828,858
		10,207,739
Machinery — 1.8%
Cummins, Inc.	10,253	6,502,452
Deere & Co.	5,119	3,033,878
Parker-Hannifin Corp.	3,381	3,301,648
Xylem, Inc.	29,736	3,478,220
		16,316,198
Oil, Gas and Consumable Fuels — 0.5%
Williams Cos., Inc.	68,308	4,886,754
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co.	26,629	1,739,140
Eli Lilly & Co.	7,531	8,651,914
Merck & Co., Inc.	16,087	2,094,527
		12,485,581
Professional Services — 0.4%
Automatic Data Processing, Inc.	12,197	3,250,013
Semiconductors and Semiconductor Equipment — 11.3%
Advanced Micro Devices, Inc.(1)	6,953	3,310,671
Analog Devices, Inc.	18,183	6,680,616
Applied Materials, Inc.	13,432	6,819,023
ASML Holding NV	1,532	2,524,652
Broadcom, Inc.	47,798	18,606,806
Lam Research Corp.	20,615	6,040,607
Marvell Technology, Inc.	18,903	3,545,447
Micron Technology, Inc.	5,946	4,893,736
NVIDIA Corp.	221,324	44,430,793
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,605	5,095,571
		101,947,922
Software — 6.6%
AppLovin Corp., Class A(1)	4,098	1,622,398
Cadence Design Systems, Inc.(1)	16,381	5,569,868
Crowdstrike Holdings, Inc., Class A(1)	18,377	3,507,434
Dynatrace, Inc.(1)	50,896	2,255,711
Microsoft Corp.	80,949	37,618,619
Salesforce, Inc.	24,160	4,445,923
ServiceNow, Inc.(1)	24,221	2,694,102
Workday, Inc., Class A(1)	12,225	1,960,157
		59,674,212
Specialized REITs — 0.3%
Equinix, Inc.	2,971	3,028,281
Specialty Retail — 1.6%
Home Depot, Inc.	19,121	6,347,407
O'Reilly Automotive, Inc.(1)	30,692	2,742,330

TJX Cos., Inc.		37,198	5,852,734
			14,942,471
Technology Hardware, Storage and Peripherals — 3.6%
Apple, Inc.		92,595	28,603,521
Western Digital Corp.		7,528	4,101,556
			32,705,077
Trading Companies and Distributors — 0.7%
Ferguson Enterprises, Inc.		9,923	2,325,257
United Rentals, Inc.		3,539	3,819,501
			6,144,758
TOTAL COMMON STOCKS (Cost $284,114,044)			551,388,258
CORPORATE BONDS — 9.4%
Aerospace and Defense — 0.0%
Boeing Co., 5.71%, 5/1/40		200,000	197,708
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29		727,000	748,377
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30		260,000	272,132
Ford Motor Credit Co. LLC, 6.05%, 11/5/31		212,000	213,282
General Motors Financial Co., Inc., 6.15%, 7/15/35		210,000	214,943
			700,357
Banks — 1.8%
Bank of America Corp., VRN, 5.51%, 1/24/36		340,000	340,265
Bank of America Corp., VRN, 5.49%, 4/23/37		735,000	716,330
Bank of Montreal, VRN, 5.30%, 6/2/37		525,000	513,644
Bank of Montreal, VRN, 7.70%, 5/26/84		1,211,000	1,256,802
Bank of Nova Scotia, VRN, 4.90%, 6/5/32		400,000	394,917
Bank of Nova Scotia, VRN, 3.625%, 10/27/81		785,000	775,293
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		1,000,000	1,049,494
Banque Federative du Credit Mutuel SA, VRN, 5.15%, 7/9/32(2)		388,000	383,056
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(2)		275,000	273,501
BPCE SA, VRN, 3.65%, 1/14/37(2)		765,000	686,211
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85		1,020,000	1,033,573
Citigroup, Inc., VRN, 5.61%, 3/4/56		170,000	159,166
HBOS PLC, 6.00%, 11/1/33(2)		513,000	520,758
HSBC Holdings PLC, 6.50%, 9/15/37		1,150,000	1,215,669
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30		535,000	527,883
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32		529,000	517,653
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		619,000	632,600
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37		505,000	489,864
JPMorgan Chase & Co., VRN, 5.80%, 7/23/41		485,000	480,280
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31		225,000	222,141
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36		629,000	619,858
PNC Financial Services Group, Inc., VRN, 5.46%, 7/21/37		181,000	179,208
Societe Generale SA, VRN, 4.03%, 1/21/43(2)		225,000	165,778
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84		565,000	582,638
Toronto-Dominion Bank, VRN, 5.91%, 1/31/85	CAD	965,000	694,689
U.S. Bancorp, VRN, 5.72%, 5/20/41		375,000	366,530
Webster Financial Corp., VRN, 5.78%, 9/11/35		395,000	395,996
Wells Fargo & Co., VRN, 5.61%, 4/23/36		460,000	462,983
Wells Fargo & Co., VRN, 5.43%, 1/23/47		210,000	193,545
Wells Fargo & Co., VRN, 5.01%, 4/4/51		295,000	253,125
			16,103,450

Beverages — 0.0%
Maple Parent Holdings Corp., 5.70%, 3/26/36(2)	382,000	379,833
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 3/2/53	435,000	404,629
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(2)	430,000	434,221
		838,850
Broadline Retail — 0.2%
Amazon.com, Inc., 4.80%, 7/9/31	355,000	351,729
Amazon.com, Inc., 4.55%, 3/13/33	445,000	430,058
Amazon.com, Inc., 5.10%, 7/9/33	320,000	317,118
Amazon.com, Inc., 4.875%, 3/13/36	355,000	339,908
Prosus NV, 5.53%, 7/13/33(2)	324,000	320,679
		1,759,492
Capital Markets — 0.9%
Ares Strategic Income Fund, 5.70%, 3/15/28	89,000	89,062
Ares Strategic Income Fund, 5.45%, 9/9/28	710,000	706,019
Blackstone Private Credit Fund, 3.25%, 3/15/27	225,000	222,626
Blackstone Private Credit Fund, 5.95%, 7/16/29	473,000	472,722
Blackstone Secured Lending Fund, 5.35%, 4/13/28	600,000	597,085
Blue Owl Credit Income Corp., 7.75%, 9/16/27	500,000	509,952
Blue Owl Credit Income Corp., 7.75%, 1/15/29	397,000	408,584
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	353,000	344,208
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	255,000	242,966
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	195,000	179,678
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	265,000	246,099
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	535,000	531,927
Golub Capital BDC, Inc., 7.05%, 12/5/28	283,000	290,296
Golub Capital Private Credit Fund, 5.45%, 8/15/28	387,000	384,306
HPS Corporate Lending Fund, 5.45%, 1/14/28	160,000	159,530
HPS Corporate Lending Fund, 4.90%, 9/11/28	278,000	272,519
HPS Corporate Lending Fund, 6.25%, 9/30/29	179,000	179,790
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	175,456
Morgan Stanley, VRN, 4.81%, 4/16/32	730,000	716,195
Morgan Stanley, VRN, 6.63%, 11/1/34	740,000	788,390
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	154,869
Northern Trust Corp., VRN, 3.375%, 5/8/32	619,000	611,301
		8,283,580
Chemicals — 0.1%
Ecolab, Inc., 5.15%, 6/15/33	510,000	509,377
Ecolab, Inc., 5.35%, 6/15/36	400,000	399,324
		908,701
Construction Materials — 0.0%
Eagle Materials, Inc., 5.00%, 3/15/36	382,000	360,612
Consumer Finance — 0.1%
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(2)	426,000	406,691
Capital One Financial Corp., VRN, 2.36%, 7/29/32	410,000	352,620
Capital One Financial Corp., VRN, 5.40%, 1/30/37	389,000	376,531
		1,135,842
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, 5.62%, 6/1/55	95,000	92,649
Novant Health, Inc., 3.17%, 11/1/51	205,000	129,017
Pepperdine University, 3.30%, 12/1/59	355,000	219,519
		441,185
Diversified REITs — 0.3%
Boston Properties LP, 5.75%, 1/15/35	480,000	476,705

Fibra SOMA Trust F/6185, 7.125%, 5/28/36(2)	450,000	442,125
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	240,000	230,293
Kilroy Realty LP, 3.05%, 2/15/30	215,000	197,455
Kilroy Realty LP, 2.50%, 11/15/32	280,000	229,895
Piedmont Operating Partnership LP, 6.875%, 7/15/29	476,000	495,674
Piedmont Operating Partnership LP, 2.75%, 4/1/32	460,000	392,180
Trust 2401, 7.70%, 1/23/32(2)	360,000	380,776
		2,845,103
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 6.20%, 10/30/56	351,000	325,182
Beacon Point DC LLC, 6.13%, 11/30/42(2)	395,000	379,256
HUT 8 DC LLC, 6.19%, 11/15/42(2)	270,000	262,681
Space Exploration Technologies Corp., 5.65%, 7/15/33(2)	352,000	337,406
Space Exploration Technologies Corp., 5.875%, 7/15/36(2)	67,000	62,632
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	755,000	739,235
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	525,000	516,508
		2,622,900
Electric Utilities — 0.6%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	331,000	324,655
CFE Fibra E, 5.875%, 9/23/40(2)	395,379	380,058
Chpe LLC, 5.10%, 6/30/33(2)	165,000	162,382
Commonwealth Edison Co., 5.95%, 6/1/55	388,000	376,311
Constellation Energy Generation LLC, 5.30%, 6/1/36	334,000	324,659
Duke Energy Florida LLC, 5.95%, 11/15/52	195,000	189,655
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	107,687
Hydro One, Inc., 4.75%, 5/30/31	704,000	696,127
MidAmerican Energy Co., 5.85%, 9/15/54	900,000	867,612
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	185,000	181,969
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	516,000	512,496
Pacific Gas & Electric Co., 6.30%, 8/15/56	442,000	423,950
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	378,000	366,162
Vistra Operations Co. LLC, 6.875%, 4/15/32(2)	840,000	868,127
		5,781,850
Entertainment — 0.1%
Beignet Investor LLC, 6.58%, 5/30/49(2)	500,000	485,122
Financial Services — 0.3%
Antares Holdings LP, 6.35%, 10/23/29(2)	665,000	663,688
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(2)	1,000,000	1,023,754
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(2)	250,000	244,368
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(2)	250,000	241,986
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	250,000	246,903
		2,420,699
Food Products — 0.0%
Conagra Brands, Inc., 5.40%, 8/1/31	150,000	149,911
Mars, Inc., 5.70%, 5/1/55(2)	179,000	169,043
		318,954
Gas Utilities — 0.0%
Boston Gas Co., 5.66%, 7/24/36(2)	219,000	217,779
Ground Transportation — 0.1%
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(2)	532,000	507,881
United Rentals North America, Inc., 6.00%, 12/15/29(2)	155,000	156,798
		664,679
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 4.65%, 3/15/36	525,000	498,965
Abbott Laboratories, 5.50%, 3/15/56	395,000	368,380

Baxter International, Inc., 4.90%, 12/15/30	335,000	328,821
Baxter International, Inc., 5.65%, 12/15/35	191,000	186,765
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(2)	282,000	287,128
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(2)	420,000	414,474
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(2)	250,000	246,102
		2,330,635
Health Care Providers and Services — 0.3%
CVS Health Corp., 6.00%, 6/1/44	410,000	395,934
CVS Health Corp., VRN, 7.00%, 3/10/55	380,000	391,479
Duke University Health System, Inc., 3.92%, 6/1/47	70,000	53,873
HCA, Inc., 5.30%, 5/15/36	890,000	863,522
HCA, Inc., 6.20%, 3/1/55	130,000	125,545
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	136,412
UnitedHealth Group, Inc., 5.30%, 6/15/35	196,000	196,191
UnitedHealth Group, Inc., 5.05%, 4/15/53	495,000	424,609
		2,587,565
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp. Ltd., 4.00%, 8/1/28(2)	555,000	543,907
Carnival Corp. Ltd., 5.125%, 5/1/29(2)	207,000	205,498
Marriott International, Inc., 5.10%, 5/1/38	265,000	248,602
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(2)	208,000	209,728
		1,207,735
Insurance — 0.4%
Allianz SE, VRN, 6.35%, 9/6/53(2)	200,000	206,409
Athene Global Funding, 5.53%, 7/11/31(2)	267,000	266,376
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(2)	900,000	894,052
MetLife, Inc., 6.40%, 12/15/66	859,000	866,946
MetLife, Inc., 10.75%, 8/1/69	330,000	416,973
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	1,035,000	1,036,937
		3,687,693
Interactive Media and Services — 0.2%
Alphabet, Inc., 5.65%, 2/15/56	650,000	600,728
Meta Platforms, Inc., 4.60%, 11/15/32	570,000	548,831
Meta Platforms, Inc., 5.25%, 5/15/36	360,000	345,308
Meta Platforms, Inc., 5.50%, 11/15/45	195,000	168,847
Meta Platforms, Inc., 5.625%, 11/15/55	425,000	355,812
		2,019,526
IT Services — 0.1%
Accenture Capital, Inc., 5.00%, 7/10/31	525,000	522,879
Accenture Capital, Inc., 5.30%, 7/10/33	315,000	313,574
International Business Machines Corp., 5.80%, 2/3/56	330,000	296,723
		1,133,176
Machinery — 0.2%
Allison Transmission, Inc., 5.875%, 12/1/33(2)	264,000	260,280
Flowserve Corp., 5.70%, 5/15/36	768,000	751,178
Weir Group, Inc., 5.35%, 5/6/30(2)	421,000	422,046
		1,433,504
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(2)	455,000	449,567
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(2)	106,000	99,103
Cox Communications, Inc., 5.70%, 6/15/33(2)	418,000	402,154
Discovery Communications LLC, 3.95%, 3/20/28	175,000	165,375
		1,116,199
Metals and Mining — 0.1%
ArcelorMittal SA, 5.375%, 5/19/36	398,000	387,471

Glencore Funding LLC, 5.51%, 4/1/36(2)	445,000	438,777
		826,248
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(2)	680,000	662,675
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(2)	525,000	543,036
		1,205,711
Multi-Utilities — 0.2%
CMS Energy Corp., VRN, 4.75%, 6/1/50	631,000	614,163
Dominion Energy, Inc., 5.35%, 6/15/36	404,000	393,162
Sempra, 3.25%, 6/15/27	180,000	177,992
Sempra, VRN, 4.125%, 4/1/52	598,000	593,737
		1,779,054
Oil, Gas and Consumable Fuels — 0.8%
Cenovus Energy, Inc., 5.40%, 3/20/36	253,000	246,618
Cheniere Energy, Inc., 5.20%, 7/30/36(2)	179,000	173,216
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(2)	386,000	379,716
Enbridge, Inc., VRN, 7.375%, 3/15/55	491,000	513,152
Enbridge, Inc., VRN, 6.00%, 1/15/77	850,000	852,006
Energy Transfer LP, 6.125%, 12/15/45	340,000	326,561
Energy Transfer LP, 5.95%, 5/15/54	365,000	335,491
Eni SpA, 5.25%, 5/18/36(2)	200,000	193,087
Eni SpA, 6.00%, 5/18/56(2)	200,000	188,971
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	865,000	865,288
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	520,000	519,518
Expand Energy Corp., 5.375%, 3/15/30	515,000	516,642
NGPL PipeCo LLC, 5.60%, 8/15/36(2)	245,000	237,282
Occidental Petroleum Corp., 6.20%, 3/15/40	190,000	191,714
Ovintiv, Inc., 7.10%, 7/15/53	335,000	358,896
Rio Grande LNG LLC, 5.75%, 6/30/36(2)	479,000	465,277
Transcanada Trust, VRN, 5.30%, 3/15/77	316,000	315,170
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(2)	328,000	343,488
		7,022,093
Passenger Airlines — 0.0%
United Airlines, Inc., 4.625%, 4/15/29(2)	305,000	299,939
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(2)	440,000	432,074
Pharmaceuticals — 0.1%
Merck & Co., Inc., 5.20%, 5/22/36	400,000	397,248
Merck & Co., Inc., 5.70%, 9/15/55	249,000	237,638
Merck & Co., Inc., 5.85%, 5/22/56	280,000	273,292
		908,178
Professional Services — 0.0%
Equifax, Inc., 5.65%, 8/15/33	205,000	205,752
Real Estate Management and Development — 0.1%
CBRE Services, Inc., 5.25%, 6/1/36	385,000	371,923
Essential Properties LP, 5.375%, 7/15/36	535,000	518,574
		890,497
Semiconductors and Semiconductor Equipment — 0.5%
Foundry JV Holdco LLC, 6.25%, 1/25/35(2)	410,000	421,815
Foundry JV Holdco LLC, 6.10%, 1/25/36(2)	252,000	257,875
Foundry JV Holdco LLC, 6.30%, 1/25/39(2)	497,000	509,866
Intel Corp., 5.15%, 2/21/34	95,000	92,779
Intel Corp., 5.30%, 5/15/36	440,000	425,050
Intel Corp., 4.90%, 8/5/52	215,000	169,414
Intel Corp., 6.125%, 5/15/56	280,000	262,955

Kioxia Holdings Corp., 6.25%, 7/24/30(2)	663,000	678,165
Kioxia Holdings Corp., 6.625%, 7/24/33(2)	208,000	215,033
Marvell Technology, Inc., 5.30%, 4/15/36	597,000	575,784
NVIDIA Corp., 4.75%, 6/15/33	530,000	514,055
NVIDIA Corp., 5.55%, 6/15/46	405,000	374,014
		4,496,805
Software — 0.3%
AppLovin Corp., 5.375%, 12/1/31	441,000	441,653
Oracle Corp., 4.80%, 9/26/32	715,000	658,320
Oracle Corp., 5.35%, 5/4/33	420,000	394,900
ServiceNow, Inc., 5.05%, 5/15/33	230,000	226,879
ServiceNow, Inc., 5.40%, 5/15/36	205,000	200,309
ServiceNow, Inc., 6.30%, 5/15/56	200,000	193,198
Synopsys, Inc., 5.00%, 4/1/32	655,000	647,918
		2,763,177
Technology Hardware, Storage and Peripherals — 0.0%
Dell International LLC/EMC Corp., 4.75%, 7/15/31	90,000	88,517
Dell International LLC/EMC Corp., 5.30%, 4/1/32	168,000	168,570
		257,087
Textiles, Apparel and Luxury Goods — 0.1%
Gildan Activewear, Inc., 4.70%, 10/7/30(2)	300,000	293,276
Gildan Activewear, Inc., 5.40%, 10/7/35(2)	400,000	384,249
		677,525
Trading Companies and Distributors — 0.1%
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/36(2)	390,000	383,838
TOTAL CORPORATE BONDS (Cost $86,700,643)		84,879,084
U.S. TREASURY SECURITIES — 9.0%
U.S. Treasury Bonds, 4.75%, 2/15/41	700,000	678,098
U.S. Treasury Bonds, 4.625%, 11/15/45	1,100,000	1,014,320
U.S. Treasury Bonds, 4.625%, 2/15/46	3,000,000	2,764,453
U.S. Treasury Bonds, 5.00%, 5/15/46	2,000,000	1,934,844
U.S. Treasury Bonds, 5.00%, 5/15/56	1,900,000	1,827,711
U.S. Treasury Notes, 4.625%, 9/15/26	300,000	300,296
U.S. Treasury Notes, 3.875%, 7/31/27	1,500,000	1,495,667
U.S. Treasury Notes, 3.50%, 10/31/27	4,000,000	3,965,625
U.S. Treasury Notes, 3.375%, 2/29/28	4,400,000	4,342,594
U.S. Treasury Notes, 3.875%, 6/15/28	1,000,000	992,969
U.S. Treasury Notes, 4.125%, 6/30/28	500,000	498,730
U.S. Treasury Notes, 3.75%, 12/31/28	3,600,000	3,554,227
U.S. Treasury Notes, 4.125%, 3/31/29(3)	2,100,000	2,089,787
U.S. Treasury Notes, 3.875%, 12/31/29	400,000	393,844
U.S. Treasury Notes, 4.375%, 12/31/29	2,000,000	2,000,703
U.S. Treasury Notes, 4.125%, 8/31/30	3,100,000	3,068,092
U.S. Treasury Notes, 4.875%, 10/31/30	4,600,000	4,682,656
U.S. Treasury Notes, 4.375%, 11/30/30	4,600,000	4,593,172
U.S. Treasury Notes, 3.50%, 2/28/31	1,800,000	1,732,922
U.S. Treasury Notes, 4.25%, 2/28/31	3,300,000	3,277,506
U.S. Treasury Notes, 4.125%, 5/31/31	4,100,000	4,047,148
U.S. Treasury Notes, 4.125%, 10/31/31	1,200,000	1,181,930
U.S. Treasury Notes, 4.125%, 5/31/32	3,500,000	3,435,674
U.S. Treasury Notes, 4.00%, 6/30/32	4,400,000	4,288,797
U.S. Treasury Notes, 3.875%, 8/31/32	1,800,000	1,740,199
U.S. Treasury Notes, 4.125%, 11/15/32	1,200,000	1,174,312
U.S. Treasury Notes, 3.75%, 11/30/32	6,000,000	5,746,406

U.S. Treasury Notes, 4.25%, 5/31/33	5,600,000	5,501,125
U.S. Treasury Notes, 4.375%, 7/31/33	600,000	593,203
U.S. Treasury Notes, 3.875%, 8/15/33	200,000	191,719
U.S. Treasury Notes, 4.125%, 2/15/36	1,800,000	1,720,687
U.S. Treasury Notes, 4.375%, 5/15/36	7,000,000	6,816,797
TOTAL U.S. TREASURY SECURITIES (Cost $82,845,013)		81,646,213
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.2%
FHLMC, 3.50%, 2/1/49	1,496,107	1,337,592
FHLMC, 3.00%, 1/1/50	1,386,644	1,184,124
FHLMC, 3.50%, 5/1/50	234,048	209,698
FHLMC, 2.50%, 5/1/51	1,576,955	1,300,962
FHLMC, 3.50%, 5/1/51	741,211	663,990
FHLMC, 3.00%, 7/1/51	599,479	516,473
FHLMC, 2.00%, 8/1/51	1,320,184	1,039,300
FHLMC, 2.50%, 8/1/51	1,436,994	1,182,200
FHLMC, 3.00%, 12/1/51	934,354	802,240
FHLMC, 3.00%, 2/1/52	784,529	678,973
FHLMC, 3.50%, 5/1/52	968,466	869,514
FHLMC, 4.00%, 5/1/52	1,202,868	1,101,499
FHLMC, 4.00%, 5/1/52	772,779	712,177
FHLMC, 4.00%, 6/1/52	2,591,896	2,402,072
FHLMC, 5.00%, 7/1/52	462,457	453,429
FHLMC, 4.50%, 10/1/52	1,884,355	1,779,067
FHLMC, 4.50%, 10/1/52	657,716	622,710
FHLMC, 5.50%, 11/1/55	1,632,067	1,617,410
FHLMC, 5.50%, 1/1/56	1,597,015	1,582,674
FNMA, 2.50%, 6/1/50	773,080	639,139
FNMA, 2.50%, 2/1/51	2,000,856	1,664,211
FNMA, 3.00%, 6/1/51	92,120	80,779
FNMA, 2.50%, 12/1/51	827,891	687,037
FNMA, 2.50%, 2/1/52	461,718	382,303
FNMA, 3.00%, 2/1/52	1,517,477	1,311,896
FNMA, 3.00%, 2/1/52	853,136	737,550
FNMA, 2.00%, 3/1/52	2,296,448	1,825,548
FNMA, 3.00%, 3/1/52	1,544,983	1,340,865
FNMA, 3.00%, 4/1/52	353,759	306,164
FNMA, 4.00%, 4/1/52	1,025,172	942,069
FNMA, 4.00%, 4/1/52	417,820	383,939
FNMA, 4.00%, 4/1/52	333,893	307,145
FNMA, 3.00%, 5/1/52	905,256	783,438
FNMA, 3.50%, 5/1/52	1,471,242	1,307,407
FNMA, 4.00%, 5/1/52	1,582,966	1,446,965
FNMA, 3.50%, 6/1/52	1,274,183	1,141,458
FNMA, 2.50%, 7/1/52	721,800	593,341
FNMA, 4.50%, 7/1/52	1,117,531	1,057,606
FNMA, 4.50%, 9/1/52	573,894	545,840
FNMA, 5.00%, 9/1/52	704,951	690,770
FNMA, 5.00%, 10/1/52	2,287,342	2,227,303
FNMA, 5.00%, 1/1/53	1,839,829	1,792,971
FNMA, 5.50%, 1/1/53	2,300,929	2,292,938
FNMA, 5.50%, 3/1/53	332,044	331,921
FNMA, 5.50%, 3/1/54	2,801,420	2,787,840
FNMA, 4.50%, 4/1/54	3,207,655	3,031,943

FNMA, 5.50%, 12/1/55	7,761,309	7,691,610
GNMA, 5.00%, TBA	1,636,000	1,583,168
GNMA, 7.50%, 8/15/26	7	7
GNMA, 7.00%, 5/15/31	6,009	6,202
GNMA, 3.50%, 6/20/42	182,770	167,548
GNMA, 3.00%, 5/20/50	409,915	356,381
GNMA, 3.00%, 7/20/50	1,082,261	942,780
GNMA, 3.50%, 6/20/51	695,512	620,738
GNMA, 3.00%, 7/20/51	1,010,221	878,255
GNMA, 4.00%, 9/20/52	2,755,203	2,531,394
GNMA, 5.00%, 12/20/54	1,346,226	1,309,428
UMBS, 5.00%, TBA	6,325,000	6,104,892
UMBS, 5.50%, TBA	1,510,000	1,494,540
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $77,556,980)		74,383,433
ASSET-BACKED SECURITIES — 4.4%
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A1A, 4.85%, 1/25/56(2)	1,392,970	1,371,946
Channel EF LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 1/17/34(2)	860,000	858,624
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(2)	700,000	673,751
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(2)	1,662,280	1,578,176
FIP Master Funding LLC, Series 2026-1A, Class A1, SEQ, 4.90%, 3/15/56(2)	1,204,660	1,182,511
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(2)	1,027,000	1,018,264
Foundation Finance Trust, Series 2026-1A, Class A, SEQ, 4.98%, 2/17/53(2)	625,000	623,046
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(2)	578,721	472,490
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(2)	1,659,581	1,641,821
Kapitus Asset Securitization VI LLC, Series 2026-1A, Class A, SEQ, 5.36%, 5/10/33(2)	715,000	710,097
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(2)	865,610	870,207
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(2)	1,752,824	1,717,969
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(2)	1,063,931	997,104
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(2)	1,170,202	1,132,780
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	1,350,000	804,094
Pagaya AI Debt Grantor Trust, Series 2025-7, Class B, 5.06%, 5/15/33(2)	551,902	549,447
Pagaya AI Debt Grantor Trust, Series 2025-8, Class B, 5.41%, 7/15/33(2)	792,727	787,962
Pagaya AI Debt Grantor Trust, Series 2026-1, Class B, 5.37%, 9/15/33(2)	875,429	870,786
Pagaya AI Debt Grantor Trust, Series 2026-4, Class B, 6.25%, 1/16/34(2)	845,000	845,563
Pagaya AI Debt Selection Trust, Series 2026-5, Class B, 6.39%, 3/15/34(2)	1,026,000	1,027,247
Purchasing Power Funding LLC, Series 2026-A, Class A, SEQ, 4.37%, 8/15/30(2)	1,227,000	1,211,315
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(2)	334,255	335,181
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(2)	208,409	209,223
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(2)	176,257	176,147
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(2)	1,419,104	1,397,459
RCKT Mortgage Trust, Series 2026-CES3, Class A1A, 5.14%, 3/25/56(2)	1,412,709	1,401,539
Reach ABS Trust, Series 2026-2A, Class A, SEQ, 4.34%, 2/15/35(2)	801,717	801,169
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class A2, SEQ, 5.15%, 2/27/34(2)	671,000	673,031
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class B, 5.36%, 2/27/34(2)	901,000	900,388
Research-Driven Pagaya Motor Asset Trust, Series 2026-4A, Class A4, SEQ, 5.80%, 5/25/35(2)	550,000	550,855
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(2)	690,789	689,566
RNL PH Owner LLC, Series 2026-1A, Class A, SEQ, 4.91%, 3/20/56(2)	779,505	755,713
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(2)	1,401,939	1,386,649
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(2)	1,568,780	1,546,800
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/25/56(2)	1,966,829	1,934,782
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(2)	300,000	303,312
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(2)	1,213,922	1,166,820
Store Master Funding LLC, Series 2026-1A, Class A1, SEQ, 5.22%, 6/20/56(2)	990,174	970,564
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(2)	743,753	746,430

SVC ABS LLC, Series 2026-1A, Class A, SEQ, 5.16%, 3/20/56(2)	795,451	778,277
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	525,000	520,046
Trackside Rail LLC, Series 2026-1A, Class A, SEQ, 4.89%, 3/20/56(2)	1,248,602	1,221,866
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(2)	929,101	918,831
TOTAL ASSET-BACKED SECURITIES (Cost $41,283,705)		40,329,848
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Private Sponsor Collateralized Mortgage Obligations — 4.1%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	735	729
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(2)	1,607,322	1,579,424
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(2)	875,080	803,633
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(2)	346,150	346,167
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	232,295	232,037
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(2)	4,283	4,271
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(2)	1,154,710	1,149,413
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	616	588
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(2)	369,779	368,888
Cross Mortgage Trust, Series 2025-H8, Class A2, 5.26%, 11/25/70(2)	951,073	944,533
Ellington Financial Mortgage Trust, Series 2024-NQM1, Class A1B, 5.81%, 11/25/69(2)	435,595	436,735
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1B, 4.77%, 2/25/71(2)	379,765	374,456
GCAT Trust, Series 2026-NQM3, Class A1, VRN, 5.41%, 4/25/71(2)	871,482	867,595
GS Mortgage-Backed Securities Trust, Series 2026-NQM3, Class A1, VRN, 5.22%, 5/25/66(2)	1,347,237	1,334,284
GS Mortgage-Backed Securities Trust, Series 2026-PJ6, Class A4, SEQ, VRN, 5.50%, 9/25/56(2)	776,797	773,907
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A27, VRN, 5.22%, (30-day average SOFR plus 1.60%), 10/25/56(2)	1,523,085	1,516,828
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(2)	837,153	828,573
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	125,784	110,441
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	977,857	976,232
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(2)	220,194	220,284
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(2)	601,866	601,472
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	372,683	372,183
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	176,221	175,980
JP Morgan Mortgage Trust, Series 2024-12, Class A4A, VRN, 5.50%, 6/25/55(2)	813,238	811,606
JP Morgan Mortgage Trust, Series 2025-3, Class A1M, 5.66%, 9/25/55(2)	620,724	617,845
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(2)	1,002,738	1,004,977
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(2)	1,600,528	1,576,863
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A2, 5.83%, 10/25/66(2)	768,628	766,483
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1, VRN, 6.00%, 3/25/55(2)	470,133	470,633
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(2)	287,295	287,227
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A3, 5.42%, 9/25/70(2)	554,884	547,866
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM9, Class A2, 5.22%, 9/25/70(2)	1,356,594	1,338,219
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NEW1, Class A1B, 5.28%, 4/27/71(2)	588,299	582,766
New Residential Mortgage Loan Trust, Series 2026-NQM6, Class A2, 5.50%, 5/25/66(2)	587,624	583,632
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.71%, 4/25/53(2)	284,389	285,596
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(2)	334,755	333,782
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(2)	236,088	233,192
OBX Trust, Series 2026-AHC1, Class AF, VRN, 5.37%, (30-day average SOFR plus 1.75%), 4/25/56(2)	967,484	970,769
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(2)	986,118	982,361
PRKCM Trust, Series 2025-AFC1, Class A1, VRN, 5.10%, 10/25/60(2)	1,252,663	1,244,510
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(2)	1,259,305	1,235,579
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(2)	1,121,224	1,117,680
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(2)	236,617	236,170
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.27%, (30-day average SOFR plus 1.65%), 7/25/56(2)	1,394,107	1,393,663
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(2)	939,873	924,303
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(2)	1,051,143	1,041,814

Santander Mortgage Asset Receivable Trust, Series 2026-NQM5, Class A2, 5.71%, 6/25/66(2)	474,332	472,131
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(2)	876,383	874,291
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.22%, (30-day average SOFR plus 1.60%), 5/25/56(2)	1,293,581	1,289,627
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(2)	798,026	791,478
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(2)	30,715	27,184
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.95%, 3/25/64(2)	779,975	786,851
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	95,395	91,244
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,152,184)		36,938,995
CONVERTIBLE PREFERRED SECURITIES — 1.2%
Banks — 1.1%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	399,811
Banco Bilbao Vizcaya Argentaria SA, 9.375%	200,000	216,865
Banco Santander SA, 7.00%	800,000	983,422
BNP Paribas SA, 8.50%(2)	842,000	885,060
Credit Agricole SA, 4.75%(2)	245,000	238,376
Credit Agricole SA, 6.50%	200,000	241,713
HSBC Holdings PLC, 6.50%	448,000	452,558
HSBC Holdings PLC, 6.875%	550,000	559,503
ING Groep NV, 4.875%	930,000	898,870
ING Groep NV, 7.50%	835,000	858,314
KBC Group NV, 6.00%	800,000	954,803
Lloyds Banking Group PLC, 8.00%	830,000	876,190
Societe Generale SA, 10.00%(2)	800,000	869,951
Swedbank AB, 7.75%	1,400,000	1,468,670
		9,904,106
Capital Markets — 0.0%
UBS Group AG, 9.25%(2)	485,000	519,657
Insurance — 0.1%
AXA SA, 5.75%	741,000	880,086
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $11,286,095)		11,303,849
EXCHANGE-TRADED FUNDS — 0.8%
iShares Core S&P 500 ETF	6,911	5,185,462
State Street SPDR Portfolio High Yield Bond ETF	75,900	1,766,193
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,960,430)		6,951,655
PREFERRED SECURITIES — 0.6%
Banks — 0.3%
Citigroup, Inc., 7.625%	1,487,000	1,544,245
M&T Bank Corp., 5.125%	816,000	817,525
		2,361,770
Capital Markets — 0.0%
Bank of New York Mellon Corp., 6.15%	321,000	318,399
Consumer Finance — 0.1%
Capital One Financial Corp., 3.95%	875,000	874,826
Synchrony Financial, 7.25%	335,000	329,638
		1,204,464
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.35%	628,000	625,156
Oil, Gas and Consumable Fuels — 0.1%
Energy Transfer LP, 6.625%	789,000	792,194
TOTAL PREFERRED SECURITIES (Cost $5,306,628)		5,301,983
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/39(2)	505,000	506,771

Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	658,021	674,942
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(2)	557,000	559,366
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(2)	760,000	762,667
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(2)	765,000	778,688
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.12%, (1-month SOFR plus 1.44%), 2/15/42(2)	1,213,000	1,205,537
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,499,695)		4,487,971
MUNICIPAL SECURITIES — 0.3%
California Public Finance Authority Rev., (Children's Hospital Los Angeles Obligated Group), 5.40%, 11/15/36 (AG)	190,000	185,968
California State University Rev., 2.98%, 11/1/51	500,000	321,057
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	215,180
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	430,000	374,438
Houston GO, 3.96%, 3/1/47	120,000	99,552
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	418,457
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	131,287
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	106,087
New York City GO, 6.27%, 12/1/37	95,000	98,465
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	231,182
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	44,604
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	147,951
State of California GO, 7.60%, 11/1/40	80,000	93,024
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	185,000	183,862
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	55,000	56,679
University of California Rev., 3.07%, 5/15/51	180,000	117,742
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	65,000	63,931
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	75,000	74,141
TOTAL MUNICIPAL SECURITIES (Cost $3,649,722)		2,963,607
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(2)	865,000	864,568
Mexico Government International Bonds, 6.25%, 8/27/37	1,664,000	1,621,989
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,512,195)		2,486,557
COLLATERALIZED LOAN OBLIGATIONS — 0.2%
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.23%, (1-month SOFR plus 1.56%), 10/16/36(2)	1,075,000	1,075,539
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 4.85%, (3-month SOFR plus 1.20%), 2/15/33(2)	500,000	499,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,575,000)		1,574,539
BANK LOAN OBLIGATIONS(4) — 0.2%
Media — 0.2%
Charter Communications Operating LLC, 2023 Term Loan B4, (3-month SOFR plus 2.00%), 12/7/30	99,745	96,565
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6/3/33	1,363,269	1,365,968
TOTAL BANK LOAN OBLIGATIONS (Cost $1,462,090)		1,462,533
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $786,712)	700,000	764,048
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $6,950,114)	6,950,114	6,950,114
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $654,641,250)		913,812,687
OTHER ASSETS AND LIABILITIES — (0.9)%		(7,783,986)
TOTAL NET ASSETS — 100.0%		$906,028,701

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	430,753	CAD	602,680	Morgan Stanley & Co. LLC	9/16/26	$34
EUR	80,736	USD	92,482	Bank of America NA	9/25/26	811
EUR	53,911	USD	61,489	Bank of America NA	9/25/26	806
EUR	124,490	USD	142,049	Morgan Stanley & Co. LLC	9/25/26	1,802
EUR	83,080	USD	95,341	Morgan Stanley & Co. LLC	9/25/26	660
EUR	79,955	USD	91,509	Morgan Stanley & Co. LLC	9/25/26	881
EUR	213,040	USD	243,567	Morgan Stanley & Co. LLC	9/25/26	2,605
EUR	103,916	USD	119,286	UBS AG	9/25/26	790
EUR	162,254	USD	185,719	UBS AG	9/25/26	1,768
USD	932,992	EUR	818,133	Morgan Stanley & Co. LLC	9/16/26	(12,043)
USD	484,483	EUR	424,014	Morgan Stanley & Co. LLC	9/16/26	(5,300)
USD	235,372	EUR	206,353	Morgan Stanley & Co. LLC	9/16/26	(2,989)
USD	484,213	EUR	424,314	Morgan Stanley & Co. LLC	9/16/26	(5,918)
USD	859,082	EUR	753,238	UBS AG	9/16/26	(10,992)
USD	619,228	EUR	539,241	Bank of America NA	9/25/26	(3,876)
USD	84,534	EUR	73,704	Bank of America NA	9/25/26	(633)
USD	84,034	EUR	73,444	Bank of America NA	9/25/26	(832)
USD	77,527	EUR	67,194	Bank of America NA	9/25/26	(117)
USD	619,442	EUR	539,241	Citibank NA	9/25/26	(3,662)
USD	619,101	EUR	539,241	Morgan Stanley & Co. LLC	9/25/26	(4,003)
USD	76,373	EUR	66,673	Morgan Stanley & Co. LLC	9/25/26	(669)
USD	619,153	EUR	539,241	UBS AG	9/25/26	(3,950)
USD	162,745	EUR	142,461	UBS AG	9/25/26	(1,871)
USD	138,763	EUR	121,105	UBS AG	9/25/26	(1,176)
USD	86,026	EUR	75,007	UBS AG	9/25/26	(646)
GBP	1,687,277	USD	2,235,772	Morgan Stanley & Co. LLC	9/16/26	38,205
USD	2,263,322	GBP	1,687,277	Goldman Sachs & Co. LLC	9/16/26	(10,655)
NZD	2,789,778	USD	1,634,088	Morgan Stanley & Co. LLC	9/16/26	11,359
USD	1,632,132	NZD	2,789,778	Goldman Sachs & Co. LLC	9/16/26	(13,315)
						$(22,926)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	34	September 2026	$3,729,906	$(17,269)
U.S. Treasury Long Bonds	33	September 2026	3,574,313	(117,119)
U.S. Treasury Ultra Bonds	194	September 2026	21,279,375	(786,240)
			$28,583,594	$(920,628)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	3	September 2026	$254,193	$528
Euro-Bobl 5-Year Bonds	16	September 2026	2,100,393	976
			$2,354,586	$1,504
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
CAD	–	Canadian Dollar
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $109,244,678, which represented 12.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,580,739.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$548,863,606	$2,524,652	—
Corporate Bonds	—	84,879,084	—
U.S. Treasury Securities	—	81,646,213	—
U.S. Government Agency Mortgage-Backed Securities	—	74,383,433	—
Asset-Backed Securities	—	40,329,848	—
Collateralized Mortgage Obligations	—	36,938,995	—
Convertible Preferred Securities	—	11,303,849	—
Exchange-Traded Funds	6,951,655	—	—
Preferred Securities	—	5,301,983	—
Commercial Mortgage-Backed Securities	—	4,487,971	—
Municipal Securities	—	2,963,607	—
Sovereign Governments and Agencies	—	2,486,557	—
Collateralized Loan Obligations	—	1,574,539	—
Bank Loan Obligations	—	1,462,533	—
U.S. Government Agency Securities	—	764,048	—
Short-Term Investments	6,950,114	—	—
	$562,765,375	$351,047,312	—
Other Financial Instruments
Futures Contracts	—	$1,504	—
Forward Foreign Currency Exchange Contracts	—	59,721	—
	—	$61,225	—

Liabilities
Other Financial Instruments
Futures Contracts	$920,628	—	—
Forward Foreign Currency Exchange Contracts	—	$82,647	—
	$920,628	$82,647	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.